Structured Asset Trust Unit Repackagings (SATURNS)
Cummins Engine Company Debenture Backed
Series 2006-2
Reporting Package Table of Contents
Payment Date:
Prior Payment:
Next Payment:
Record Date:
01-Mar-10
01-Mar-10
01-Sep-09
01-Sep-10
24-Feb-10
Administrator:
Steven Orlandino 312.992.5650
steven.orlandino@bankofamerica.com
Statement Date:
540 W. Madison Street, Suite 1800
Chicago, IL 60661
USA
Statements to Certificateholders
Cash Reconciliation Summary
Bond Interest Reconciliation
Bond Interest Reconciliation
Rating Information
Realized Loss Detail
Other Related Information

Page(s)
Information is available for this issue from the following sources
Issue Id:
Monthly Data File
Name:
SAT00602
SAT00602_201003_3.ZIP
Parties to The Transaction
Depositor: MS Structured Asset Corp
Underwriter: Morgan Stanley Capital Services, Inc
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's, Inc.
Bank of America Merrill Lynch
www.etrustee.net
Closing Date:
First Payment Date:
Rated Final Payment Date:
Determination Date:
2-Aug-2006
1-Sep-2006
1-Mar-2098
1-Mar-2010
Trust Collection Period
9/2/2009 - 3/1/2010

25-Feb-2010 - 11:08 (5360-5361) (c) 2010 Bank of America Corporation

Class
CUSIP
Original
Opening
Principal
Principal
Negative
Closing
Interest
Interest
Pass-Through
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Next Rate(3)
WAC:
Payment Date:
Prior Payment:
Next Payment:
Record Date:
5.650000%
01-Mar-10
01-Mar-10
01-Sep-09
01-Sep-10
24-Feb-10
Structured Asset Trust Unit Repackagings (SATURNS)
Cummins Engine Company Debenture Backed
Series 2006-2
Face Value (1)
Balance
Payment
Adj. or Loss
Amortization
Balance
Payment (2)
Adjustment
Rate
Grantor Trust
Statement Date:
1000.000000000
0.000000000
0.000000000
1000.000000000
36.875000000
Fixed
0.00
0.00
0.000000000
7.3750000000%
0.000000000
86360Y207
A
25,510,000.00
0.00
0.00
25,510,000.00
940,681.25
25,510,000.00
Total P&I Payment
0.00
0.00
25,510,000.00
25,510,000.00
940,681.25
Total
25,510,000.00
0.00
0.00
940,681.25
25-Feb-2010 - 11:08 (5360-5361) (c) 2010 Bank of America Corporation

Notes: (1) N denotes notional balance not included in total (2) Accrued Interest Plus/Minus Interest Adjustment Minus Deferred Interest equals Interest Payment (3) Estimated. * Denotes Controlling Class

Structured Asset Trust Unit Repackagings (SATURNS)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
01-Mar-10
01-Mar-10
01-Sep-09
01-Sep-10
24-Feb-10
Cummins Engine Company Debenture Backed
Series 2006-2
Statement Date:
Cash Reconciliation Summary
Current Scheduled Interest
Interest Summary
Less Deferred Interest
Plus Gross Advance Interest
Less PPIS Reducing Scheduled Int
946,375.00
0.00
0.00
Less ASER Interest Adv Reduction
0.00
Less Other Adjustment
0.00
Total
946,375.00
Unscheduled Interest:
PPY/YM Penalties (+)
Retained Interest (-)
0.00
Total
0.00
Less Fees & Expenses Paid By/To Servicer
Less Fee Paid To Servicer
Less Fee Strips Paid by Servicer
Special Servicing Fees
Interest Due Serv on Advances
Recoup of Prior Advances
Misc. Fees & Expenses
Total Unscheduled Fees & Expenses
Total Interest Due Trust
Less Fees & Expenses Paid By/To Trust
Trustee Fee
Fee Strips
Total
Total Interest Due Certs
Principal Summary
Scheduled Principal:
Current Scheduled Principal
Advanced Scheduled Principal
Scheduled Principal
Unscheduled Principal:
Curtailments
Prepayments in Full
Liquidation Proceeds
Repurchase Proceeds
Other Principal Proceeds
Total Unscheduled Principal
Remittance Principal
Remittance P&I Due Trust
Remittance P&I Due Certs
Pool Balance Summary
Beginning Pool
Scheduled Principal
Unscheduled Principal
Deferred Interest
Liquidations
Repurchases
Ending Pool
Balance
Count
Principal
Interest
Prior Outstanding
Plus Current Period
Less Recovered
Ending Outstanding
Servicing Fee Summary
Current Servicing Fees
Plus Fees Advanced for PPIS
Less Reduction for PPIS
Plus Delinquent Servicing Fees
Total Servicing Fees
PPIS Summary
Gross PPIS
Reduced by PPIE
Reduced by Shortfalls in Fees
Reduced by Other Amounts
PPIS Reducing Scheduled Interest
PPIS Reducing Servicing Fee
PPIS Due Certificate
0.00
0.00
0.00
0.00
0.00
0.00
(5,693.83)
0.00
0.00
(5,693.83)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
946,375.00
33,500,000.00
1
0.00
0.00
0
0.00
0.00
0
0.00
0
33,500,000.00
1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
940,681.17
Interest Not Advanced (
Current Period
)
0.00
0.00
Workout Fees
Liquidation Fees
0.00
0.00
Less Non Recovered
0.00
0.00
0.00
0.00
Advance Summary (Advance Made by Servicer)
0
0.00
Misc. Fees
Other Interest Proceeds (+)
0.00
0.00
946,375.00
940,681.17
0.00
Cumulative Extraordinay Trust Expense

25-Feb-2010 - 11:08 (5360-5361) (c) 2010 Bank of America Corporation

Structured Asset Trust Unit Repackagings (SATURNS)
Class
Accrued
Certificate
Interest
Payment Date:
Prior Payment:
Next Payment:
Record Date:
01-Mar-10
01-Mar-10
01-Sep-09
01-Sep-10
24-Feb-10
Cummins Engine Company Debenture Backed
Series 2006-2
Bond Interest Reconciliation Detail
Total
Interest
Deductions
Accrual
Total
Interest
Additions
Statement Date:
Method
Opening
Balance
Distributable
Certificate
Interest
Interest
Payment
Amount
Current
Period
Shortfall
Recovery
Remaining
Outstanding
Interest
Shorfalls
Credit
Support
Pass-Through
Rate
Days
Original
Current (1)
30/360
7.3750000000%
25,510,000.00
940,681.25
0.00
940,681.25
0.00
A
0.00
NA
NA
940,681.25
0.00
180
940,681.25
0.00
940,681.25
940,681.25
0.00
0.00
0.00
25-Feb-2010 - 11:08 (5360-5361) (c) 2010 Bank of America Corporation

(1) Determined as follows: (A) the ending balance of all the classes less (B) the sum of (i) the ending balance of the class and (ii) the ending balance of all classes which are not subordinate to the class divided by (A).

Structured Asset Trust Unit Repackagings (SATURNS)
Class
Payment Date:
Prior Payment:
Next Payment:
Record Date:
01-Mar-10
01-Mar-10
01-Sep-09
01-Sep-10
24-Feb-10
Cummins Engine Company Debenture Backed
Series 2006-2
Bond Interest Reconciliation Detail
Deductions
Allocable
PPIS
Deferred &
Accretion
Interest
Additions
Yield
Maintenance
Interest Accrual
on Prior Shortfall
Interest
Loss Expense
Statement Date:
Prior Interest
Shortfall Due
Other
Interest
Proceeds (1)
Prepayment
Premiums
Prior
Interest
Due Date
Current
Interest
Due Date
Interest
Payment
Amount
Distributable
Certificate
Interest
0.00
940,681.25
940,681.25
0.00
1-Sep-2009
1-Mar-2010
0.00
0.00
0.00
0.00
0.00
A
0.00
0.00
0.00
0.00
0.00
940,681.25
940,681.25
0.00
0.00
0.00
0.00
25-Feb-2010 - 11:08 (5360-5361) (c) 2010 Bank of America Corporation

(1) Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the Bondholder's Distributable Interest.

Structured Asset Trust Unit Repackagings (SATURNS)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
01-Mar-10
01-Mar-10
01-Sep-09
01-Sep-10
24-Feb-10
Cummins Engine Company Debenture Backed
Series 2006-2
Rating Information
Class
CUSIP
Fitch
Moody's
S&P
Fitch
Moody's
S&P
Original Ratings
Rating Change/Change Date(1)
Statement Date:
A
86360Y207
NR
Baa3
BBB-
BBB
3/12/08

25-Feb-2010 - 11:08 (5360-5361) (c) 2010 Bank of America Corporation
NR - Designates that the class was not rated by the rating agency.
(1) Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to Bank of America within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, Bank of America recommends that investors obtain current rating information directly from the rating agency.

Structured Asset Trust Unit Repackagings (SATURNS)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
01-Mar-10
01-Mar-10
01-Sep-09
01-Sep-10
24-Feb-10
Cummins Engine Company Debenture Backed
Series 2006-2
Realized Loss Detail
Period
Disclosure
Control #
Appraisal
Date
Appraisal
Value
Beginning
Scheduled
Balance
Gross
Proceeds
Gross Proceeds
as a % of
Sched. Balance
Aggregate
Liquidation
Expenses *
Net
Liquidation
Proceeds
Net Proceeds
as a % of
Sched. Balance
Statement Date:
Realized Loss
Current Total
Cumulative
25-Feb-2010 - 11:08 (5360-5361) (c) 2010 Bank of America Corporation

* Aggregate liquidation expenses also include outstanding P&I advances and unpaid servicing fees, unpaid trustee fees, etc..

Structured Asset Trust Unit Repackagings (SATURNS)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
01-Mar-10
01-Mar-10
01-Sep-09
01-Sep-10
24-Feb-10
Cummins Engine Company Debenture Backed
Series 2006-2
Other Related Information
Statement Date:
Swap Recipients
Swap Amount Received
Next Swap Rate
Swap Information
Underlying Information
Name
Cusip
Balance
Current Rate
Next Rate
Amount Received
Ratings Moody/S&P/Fitch
Cummings Engine Company 5.65% Debentures due March 1, 2098
33,500,000.00
5.650%
5.650%
Baa3/BBB-/
231021AK2
946,375.00
None
N/A
N/A

25-Feb-2010 - 11:08 (5360-5361) (c) 2010 Bank of America Corporation